Financial Instruments - Fair Values and Risk Management - Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Total gross carrying amount	€ 32,508	€ 32,819	€ 32,819
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	35,880	36,480	€ 36,480
Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	215	1,358
Trade receivables subject to specific valuation	35,665	35,122
Total gross carrying amount	35,880	36,480
Expected credit loss	16	29
Less than Thirty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	5,199	3,945
Less than Thirty days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 125	€ 1,279
Default rate	0.57%	0.65%
Expected credit loss	€ 1	€ 8
Thirty to sixty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	841	746
Thirty to sixty days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 23	€ 0
Default rate	7.04%	9.60%
Expected credit loss	€ 2	€ 0
Sixty One Days To Ninety Days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	595	582
Sixty One Days To Ninety Days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 5	€ 79
Default rate	12.72%	26.31%
Expected credit loss	€ 1	€ 21
Past Due Greater Than Ninety Days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 62	€ 0
Default rate	19.75%	58.83%
Expected credit loss	€ 12	€ 0